Average Annual Total Returns - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund	Dec. 30, 2022
Fidelity International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.92%
Past 5 years	6.96%
Past 10 years	6.57%
Fidelity International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.99%
Past 5 years	6.38%
Past 10 years	6.00%
Fidelity International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.87%
Past 5 years	5.52%
Past 10 years	5.32%
MS158
Average Annual Return:
Past 1 year	11.18%
Past 5 years	5.61%
Past 10 years	6.04%